Share-based compensation (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based compensation
Balance as of beginning of the period	416,784	316,433	258,457
Share-based compensation expenses	117,096	100,351	135,001
Exercised/Repurchased	(115)		(11,701)
Reclassifications
- From liability-awards to common share			(57,692)
Foreign currency translation adjustment			(7,632)
Balance as of end of the period	533,880	416,784	316,433
Restricted shares
Share-based compensation
Share-based compensation expenses	7,300	36,371	57,805
Restricted shares | CEO and Chairman
Share-based compensation
Share-based compensation expenses		9,624	14,143
Restricted shares | NeoTasks founders
Share-based compensation
Share-based compensation expenses			27,726
Reclassifications
Threshold period to reclassify awards back to common share			6 months
Pre-2009 Scheme | Options
Share-based compensation
Share-based compensation expenses	14,004	(89)	25,683
2011 Incentive Scheme | Restricted share units
Share-based compensation
Share-based compensation expenses	95,792	54,445	9,644
Equity-classified Awards
Share-based compensation
Balance as of beginning of the period	416,784	316,433	55,333
Share-based compensation expenses	117,096	100,351	87,170
Reclassifications
- From liability-awards to equity awards			173,930
Balance as of end of the period	533,880	416,784	316,433
Equity-classified Awards | Restricted shares | CEO and Chairman
Share-based compensation
Balance as of beginning of the period		44,951	30,808
Share-based compensation expenses		9,624	14,143
Reclassifications
Balance as of end of the period	54,575	54,575	44,951
Equity-classified Awards | Restricted shares | NeoTasks founders
Share-based compensation
Share-based compensation expenses			3,359
Reclassifications
- From liability-awards to equity awards			57,602
Balance as of end of the period	60,961	60,961	60,961
Equity-classified Awards | Pre-2009 Scheme | Options
Share-based compensation
Balance as of beginning of the period	118,458	118,547
Share-based compensation expenses	14,004	(89)	2,219
Reclassifications
- From liability-awards to equity awards			116,328
Balance as of end of the period	132,462	118,458	118,547
Equity-classified Awards | 2009 Incentive Scheme | Restricted shares
Share-based compensation
Balance as of beginning of the period	118,701	82,330	24,525
Share-based compensation expenses	7,300	36,371	57,805
Reclassifications
Balance as of end of the period	126,001	118,701	82,330
Equity-classified Awards | 2011 Incentive Scheme | Restricted share units
Share-based compensation
Balance as of beginning of the period	64,089	9,644
Share-based compensation expenses	95,792	54,445	9,644
Reclassifications
Balance as of end of the period	159,881	64,089	9,644
Liability-classified Awards
Share-based compensation
Balance as of beginning of the period			203,124
Share-based compensation expenses			47,831
Exercised/Repurchased			(11,701)
Reclassifications
- From liability-awards to common share			(57,692)
- From liability-awards to equity awards			(173,930)
Foreign currency translation adjustment			(7,632)
Liability-classified Awards | Restricted shares | NeoTasks founders
Share-based compensation
Balance as of beginning of the period			94,089
Share-based compensation expenses			24,367
Reclassifications
- From liability-awards to common share			(57,692)
- From liability-awards to equity awards			(57,602)
Foreign currency translation adjustment			(3,162)
Liability-classified Awards | Pre-2009 Scheme | Options
Share-based compensation
Balance as of beginning of the period			109,035
Share-based compensation expenses			23,464
Exercised/Repurchased			(11,701)
Reclassifications
- From liability-awards to equity awards			(116,328)
Foreign currency translation adjustment			(4,470)